UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08495

Nationwide Mutual Funds

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 230-2800

Date of fiscal year end: June 30, 2013

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

March 31, 2013 (Unaudited)

Statement of Investments

March 31, 2013 (Unaudited)

Nationwide Global Equity Fund

Common Stocks 98.8%

	Shares	Market Value
AUSTRALIA 0.8%

Real Estate Investment Trusts (REITs) 0.8%
Westfield Group	58,060	$657,824

AUSTRIA 0.6%

Real Estate Management & Development 0.6%
Immofinanz AG*	136,172	516,585

BRAZIL 0.7%

Information Technology Services 0.7%
Cielo SA	20,400	600,365

CANADA 4.9%

Airlines 1.2%
Westjet Airlines Ltd.	40,400	1,011,740

Oil, Gas & Consumable Fuels 3.7%
Canadian Oil Sands Ltd.	30,500	628,705
Gran Tierra Energy, Inc.*	96,100	560,981
PetroBakken Energy Ltd.	60,117	522,551
Petrobank Energy & Resources Ltd.*	54,400	37,486
Petrominerales Ltd.	46,500	282,886
Shamaran Petroleum Corp.*	985,000	319,978
Suncor Energy, Inc.	26,600	797,071

		3,149,658

		4,161,398

CHINA 4.0%

Commercial Banks 1.9%
China Construction Bank Corp., H Shares	1,980,450	1,623,413

Electronic Equipment, Instruments & Components 1.0%
Hollysys Automation Technologies Ltd.*	67,800	826,482

Insurance 1.1%
Ping An Insurance Group Co. of China Ltd., Class H	123,500	960,663

		3,410,558

DENMARK 0.6%

Construction & Engineering 0.6%
FLSmidth & Co. A/S	8,887	541,736

FRANCE 2.8%

Electrical Equipment 1.1%
Schneider Electric SA	12,725	930,554

Food & Staples Retailing 1.7%
Carrefour SA	52,631	1,441,733

		2,372,287

GERMANY 2.6%

Multi-Utilities 0.7%
E.ON SE	34,494	603,567

Pharmaceuticals 1.1%
Bayer AG REG	8,919	921,742

Semiconductors & Semiconductor Equipment 0.8%
Infineon Technologies AG	81,377	643,885

		2,169,194

HONG KONG 2.5%

Insurance 1.6%
AIA Group Ltd.	310,255	1,364,107

Wireless Telecommunication Services 0.9%
China Mobile Ltd.	71,000	753,054

		2,117,161

INDONESIA 1.1%

Commercial Banks 1.1%
Bank Rakyat Indonesia Persero Tbk PT	1,055,000	953,562

IRELAND 3.2%

Health Care Equipment & Supplies 1.0%
Covidien PLC	12,604	855,055

Information Technology Services 0.9%
Accenture PLC, Class A	10,500	797,685

Machinery 1.3%
Ingersoll-Rand PLC	18,800	1,034,188

		2,686,928

ITALY 1.2%

Machinery 1.2%
Fiat Industrial SpA	91,056	1,026,884

JAPAN 10.2%

Auto Components 1.5%
Bridgestone Corp.	38,900	1,308,908

Automobiles 1.8%
Toyota Motor Corp.	30,300	1,562,444

Commercial Banks 1.3%
Mitsubishi UFJ Financial Group, Inc.	186,800	1,127,009

Diversified Consumer Services 0.9%
Benesse Holdings, Inc.	17,900	761,802

Diversified Financial Services 1.2%
ORIX Corp.	78,900	1,007,393

Gas Utilities 0.6%
Tokyo Gas Co., Ltd.	99,000	535,149

Leisure Equipment & Products 0.9%
Sankyo Co., Ltd.	15,600	730,409

Machinery 0.9%
THK Co., Ltd.	36,800	731,220

Trading Companies & Distributors 1.1%
ITOCHU Corp.	74,800	919,093

		8,683,427

NETHERLANDS 4.0%

Beverages 1.5%
Heineken NV	17,249	1,301,029

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Nationwide Global Equity Fund

Common Stocks (continued)

	Shares	Market Value
NETHERLANDS (continued)

Chemicals 2.5%
Koninklijke DSM NV	16,095	$937,902
LyondellBasell Industries NV, Class A	18,325	1,159,789

		2,097,691

		3,398,720

NORWAY 1.3%

Diversified Telecommunication Services 1.3%
Telenor ASA	51,317	1,129,902

RUSSIA 1.3%

Commercial Banks 0.8%
Sberbank of Russia	209,991	665,100

Oil, Gas & Consumable Fuels 0.5%
Gazprom OAO, ADR	53,646	458,735

		1,123,835

SOUTH AFRICA 1.1%

Media 1.1%
Naspers Ltd.	15,362	957,146

SOUTH KOREA 2.0%

Commercial Banks 0.7%
Shinhan Financial Group Co., Ltd.	16,750	602,879

Semiconductors & Semiconductor Equipment 1.3%
Samsung Electronics Co., Ltd.	827	1,127,226

		1,730,105

SPAIN 1.0%

Construction & Engineering 1.0%
Obrascon Huarte Lain SA	26,177	862,739

SWEDEN 0.7%

Oil, Gas & Consumable Fuels 0.7%
Lundin Petroleum AB*	25,636	557,069

SWITZERLAND 5.6%

Capital Markets 1.1%
Credit Suisse Group AG REG*	33,976	893,593

Food Products 1.7%
Nestle SA REG	20,733	1,500,542

Metals & Mining 1.2%
Xstrata PLC	61,758	1,005,398

Pharmaceuticals 1.6%
Novartis AG REG	19,218	1,369,705

		4,769,238

TAIWAN 1.2%

Electronic Equipment, Instruments & Components 1.2%
Hon Hai Precision Industry Co., Ltd.	358,326	997,227

THAILAND 0.9%

Commercial Banks 0.9%
Kasikornbank PCL	107,200	767,526

UNITED KINGDOM 10.4%

Beverages 1.3%
SABMiller PLC	21,482	1,133,085

Capital Markets 1.2%
Aberdeen Asset Management PLC	151,624	990,865

Commercial Banks 1.8%
HSBC Holdings PLC	149,644	1,596,640

Insurance 0.7%
Direct Line Insurance Group PLC	180,412	558,671

Metals & Mining 1.1%
Rio Tinto PLC	19,139	901,456

Oil, Gas & Consumable Fuels 1.9%
BP PLC	225,858	1,588,235

Tobacco 1.4%
Imperial Tobacco Group PLC	34,176	1,195,315

Wireless Telecommunication Services 1.0%
Vodafone Group PLC	301,539	855,672

		8,819,939

UNITED STATES 34.1%

Building Products 1.3%
Owens Corning, Inc.*	28,400	1,119,812

Commercial Banks 2.5%
PNC Financial Services Group, Inc.	13,900	924,350
Wells Fargo & Co.	33,000	1,220,670

		2,145,020

Commercial Services & Supplies 1.6%
Herman Miller, Inc.	49,300	1,364,131

Diversified Financial Services 1.4%
JPMorgan Chase & Co.	25,000	1,186,500

Food Products 1.7%
Hormel Foods Corp.	34,100	1,409,012

Health Care Equipment & Supplies 1.7%
Abbott Laboratories	19,200	678,144
St. Jude Medical, Inc.	18,800	760,272

		1,438,416

Health Care Providers & Services 2.2%
McKesson Corp.	5,800	626,168
UnitedHealth Group, Inc.	21,800	1,247,178

		1,873,346

Hotels, Restaurants & Leisure 1.1%
Royal Caribbean Cruises Ltd.	27,000	896,940

Household Products 3.0%
Colgate-Palmolive Co.	9,550	1,127,187
Procter & Gamble Co. (The)	18,400	1,417,904

		2,545,091

Information Technology Services 0.5%
VeriFone Systems, Inc.*	20,100	415,668

Insurance 2.3%
Principal Financial Group, Inc.	26,900	915,407

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Nationwide Global Equity Fund

Common Stocks (continued)

	Shares	Market Value
UNITED STATES (continued)

Insurance (continued)
Prudential Financial, Inc.	16,900	$996,931

		1,912,338

Internet Software & Services 2.7%
Facebook, Inc., Class A*	22,391	572,762
Google, Inc., Class A*	2,200	1,746,866

		2,319,628

Life Sciences Tools & Services 1.5%
Thermo Fisher Scientific, Inc.	17,000	1,300,330

Machinery 0.8%
Timken Co.	11,800	667,644

Media 1.0%
Viacom, Inc., Class B	13,700	843,509

Multi-Utilities 0.8%
MDU Resources Group, Inc.	27,300	682,227

Oil, Gas & Consumable Fuels 2.1%
Hess Corp.	14,200	1,016,862
Occidental Petroleum Corp.	9,300	728,841

		1,745,703

Pharmaceuticals 0.9%
AbbVie, Inc.	19,200	782,976

Semiconductors & Semiconductor Equipment 0.6%
Atmel Corp.*	78,400	545,664

Software 4.4%
Microsoft Corp.	45,800	1,310,338
Oracle Corp.	35,800	1,157,772
Symantec Corp.*	47,500	1,172,300

		3,640,410

		28,834,365

Total Common Stocks (cost $73,971,647)		83,845,720

Mutual Fund 0.8%

	Shares	Market Value
Money Market Fund 0.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14% (a)	703,480	703,480

Total Mutual Fund (cost $703,480)		$703,480

Total Investments (cost $74,675,127) (b) — 99.6%		84,549,200
Other assets in excess of liabilities — 0.4%		331,248

NET ASSETS — 100.0%		$84,880,448

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2013.
(b)	At March 31, 2013, the tax basis cost of the Fund’s investments was $74,887,302, tax unrealized appreciation and depreciation were $14,297,393 and $(4,635,495), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
Ltd.	Limited
NV	Public Traded Company
OAO	Joint Stock Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SE	European Public Limited Liability Company
SpA	Limited Share Company
Tbk PT	State Owned Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Nationwide Global Equity Fund

At March 31, 2013, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Brazilian Real	Credit Suisse International	5/20/13	(760,000)	$(381,335)	$(374,065)	$7,270
British Pound	Goldman Sachs International	5/21/13	(2,605,000)	(4,057,521)	(3,957,110)	100,411
Canadian Dollar	Goldman Sachs International	5/21/13	(3,293,934)	(3,225,000)	(3,238,928)	(13,928)
Chinese Yuan	Credit Suisse International	5/20/13	(19,620,000)	(3,112,803)	(3,148,390)	(35,587)
Euro	Morgan Stanley Co., Inc.	5/21/13	(445,000)	(582,645)	(570,618)	12,027
Hong Kong Dollar	Morgan Stanley Co., Inc.	5/21/13	(3,505,000)	(452,166)	(451,640)	526
Indonesian Rupiah	Credit Suisse International	5/20/13	(8,177,600,000)	(835,728)	(836,274)	(546)
Japanese Yen	Credit Suisse International	5/21/13	(105,000,000)	(1,114,210)	(1,115,800)	(1,590)
Korean Won	Credit Suisse International	5/20/13	(846,000,000)	(769,476)	(758,310)	11,166
Norwegian Krone	Goldman Sachs International	5/21/13	(4,440,000)	(802,868)	(758,700)	44,168
South African Rand	Credit Suisse International	5/21/13	(8,370,000)	(920,397)	(904,162)	16,235
Swiss Franc	Goldman Sachs International	5/21/13	(735,000)	(798,735)	(774,739)	23,996
Taiwan Dollar	Credit Suisse International	5/20/13	(30,100,000)	(1,010,067)	(1,007,619)	2,448
Thailand Baht	Credit Suisse International	5/21/13	(31,120,000)	(1,036,228)	(1,059,382)	(23,154)

Total Short Contracts				$(19,099,179)	$(18,955,737)	$143,442

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Canadian Dollar	Goldman Sachs International	5/21/13	895,000	$885,516	$880,054	$(5,462)
Euro	Credit Suisse International	5/21/13	1,540,000	2,065,253	1,974,722	(90,531)
Indian Rupee	Credit Suisse International	5/20/13	95,350,000	1,735,845	1,736,605	760
Mexican Peso	Credit Suisse International	5/21/13	10,770,000	836,641	867,807	31,166
Philippine Peso	Credit Suisse International	5/20/13	33,550,000	826,966	822,647	(4,319)
Singapore Dollar	Goldman Sachs International	5/21/13	780,000	626,806	628,935	2,129
Swedish Krona	Goldman Sachs International	5/21/13	3,000,000	468,212	459,877	(8,335)
Thailand Baht	Credit Suisse International	5/21/13	11,680,000	389,594	397,609	8,015

Total Long Contracts				$7,834,833	$7,768,256	$(66,577)

At March 31, 2013, the Fund’s open forward foreign currency contracts were as follows:

Counterparty	Delivery Date	Currency Received		Currency Delivered		Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	5/21/13	660,000	Euro	(805,034)	Swiss Franc	$848,560	$846,310	$(2,250)
Credit Suisse First Boston	5/21/13	572,156	British Pound	(655,000)	Euro	839,898	869,132	29,234

						$1,688,458	$1,715,442	$26,984

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Nationwide Global Equity Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$1,011,740	$—	$—	$1,011,740
Auto Components	—	1,308,908	—	1,308,908
Automobiles	—	1,562,444	—	1,562,444
Beverages	—	2,434,114	—	2,434,114
Building Products	1,119,812	—	—	1,119,812
Capital Markets	—	1,884,458	—	1,884,458
Chemicals	1,159,789	937,902	—	2,097,691
Commercial Banks	2,145,020	7,336,129	—	9,481,149
Commercial Services & Supplies	1,364,131	—	—	1,364,131
Construction & Engineering	—	1,404,475	—	1,404,475
Diversified Consumer Services	—	761,802	—	761,802
Diversified Financial Services	1,186,500	1,007,393	—	2,193,893
Diversified Telecommunication Services	—	1,129,902	—	1,129,902
Electrical Equipment	—	930,554	—	930,554
Electronic Equipment, Instruments & Components	826,482	997,227	—	1,823,709
Food & Staples Retailing	—	1,441,733	—	1,441,733
Food Products	1,409,012	1,500,542	—	2,909,554
Gas Utilities	—	535,149	—	535,149
Health Care Equipment & Supplies	2,293,471	—	—	2,293,471
Health Care Providers & Services	1,873,346	—	—	1,873,346
Hotels, Restaurants & Leisure	896,940	—	—	896,940
Household Products	2,545,091	—	—	2,545,091

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Nationwide Global Equity Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stock (continued)
Information Technology Services	$1,813,718	$—	$—	$1,813,718
Insurance	1,912,338	2,883,441	—	4,795,779
Internet Software & Services	2,319,628	—	—	2,319,628
Leisure Equipment & Products	—	730,409	—	730,409
Life Sciences Tools & Services	1,300,330	—	—	1,300,330
Machinery	1,701,832	1,758,104	—	3,459,936
Media	843,509	957,146	—	1,800,655
Metals & Mining	—	1,906,854	—	1,906,854
Multi-Utilities	682,227	603,567	—	1,285,794
Oil, Gas & Consumable Fuels	4,895,361	2,604,039	—	7,499,400
Pharmaceuticals	782,976	2,291,447	—	3,074,423
Real Estate Investment Trusts (REITs)	—	657,824	—	657,824
Real Estate Management & Development	—	516,585	—	516,585
Semiconductors & Semiconductor Equipment	545,664	1,771,111	—	2,316,775
Software	3,640,410	—	—	3,640,410
Tobacco	—	1,195,315	—	1,195,315
Trading Companies & Distributors	—	919,093	—	919,093
Wireless Telecommunication Services	—	1,608,726	—	1,608,726

Total Common Stocks	$38,269,327	$45,576,393	$—	$83,845,720

Forward Foreign Currency Contracts	—	289,551	—	289,551
Mutual Fund	703,480	—	—	703,480

Total Assets	$38,972,807	$45,865,944	$—	$84,838,751

Liabilities:
Forward Foreign Currency Contracts	—	(185,702)	—	(185,702)

Total Liabilities	$—	$(185,702)	$—	$(185,702)

Total	$38,972,807	$45,680,242	$—	$84,653,049

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Nationwide Global Equity Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 forward foreign currency contracts. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of March 31, 2013

		Fair Value
Assets:
Forward Foreign Currency Contracts Currency Risk	Unrealized appreciation on forward foreign currency contracts	$289,551

Total		$289,551

Liabilities:
Forward Foreign Currency Contracts Currency Risk	Unrealized depreciation on forward foreign currency contracts	$(185,702)

Total		$(185,702)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

March 31, 2013 (Unaudited)

Nationwide High Yield Bond Fund

Commercial Mortgage Backed Securities 0.5%

	Principal Amount	Market Value
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AJ 5.81%, 05/15/46(a)	$250,000	$217,186
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM 5.93%, 02/15/51(a)	100,000	111,456

Total Commercial Mortgage Backed Securities (cost $296,033)		328,642

Corporate Bonds 96.2%

	Principal Amount	Market Value

Aerospace & Defense 0.3%
B/E Aerospace, Inc., 6.88%, 10/01/20	100,000	110,625
TransDigm, Inc., 7.75%, 12/15/18	100,000	109,750

		220,375

Airlines 0.3%
Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.13%, 04/29/18	175,000	175,875

Auto Components 1.8%
American Axle & Manufacturing, Inc., 6.63%, 10/15/22	300,000	310,500
Goodyear Tire & Rubber Co. (The), 8.25%, 08/15/20	150,000	165,938
Lear Corp., 4.75%, 01/15/23(b)	150,000	146,250
Meritor, Inc., 10.63%, 03/15/18	150,000	161,812
Tenneco, Inc., 7.75%, 08/15/18	175,000	192,500
Tomkins LLC/Tomkins, Inc., 9.00%, 10/01/18	89,000	99,124
TRW Automotive, Inc., 4.50%, 03/01/21(b)	100,000	101,500

		1,177,624

Automobiles 0.7%
Chrysler Group LLC/CG Co-Issuer, Inc. 8.00%, 06/15/19	205,000	224,731
8.25%, 06/15/21	200,000	223,250

		447,981

Beverages 0.4%
Constellation Brands, Inc., 7.25%, 05/15/17	240,000	276,150

Biotechnology 0.3%
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 09/15/18	200,000	213,750

Building Products 0.9%
Building Materials Corp. of America, 6.75%, 05/01/21(b)	175,000	191,187
Ply Gem Industries, Inc., 8.25%, 02/15/18	150,000	163,313
Reliance Intermediate Holdings LP, 9.50%, 12/15/19(b)	200,000	223,000

		577,500

Chemicals 3.4%
Ashland, Inc., 3.88%, 04/15/18(b)	100,000	101,250
Axiall Corp., 4.88%, 05/15/23(b)	175,000	178,063
Basell Finance Co. BV, 8.10%, 03/15/27(b)	290,000	388,600
Celanese US Holdings LLC, 5.88%, 06/15/21	370,000	403,300
Eagle Spinco, Inc., 4.63%, 02/15/21(b)	225,000	228,937
INEOS Group Holdings SA, 8.50%, 02/15/16(b)	280,000	284,200
LyondellBasell Industries NV 6.00%, 11/15/21	135,000	159,975
5.75%, 04/15/24	240,000	281,400
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 04/01/20(b)	175,000	176,094

		2,201,819

Commercial Banks 3.3%
CIT Group, Inc. 4.25%, 08/15/17	175,000	182,875
5.50%, 02/15/19(b)	610,000	669,475
Eksportfinans ASA, 3.00%, 11/17/14	265,000	263,675
HBOS PLC, 6.75%, 05/21/18(b)	225,000	250,081
Lloyds Banking Group PLC, 6.41%, 10/01/35(b)	375,000	337,500
RBS Capital Trust II, 6.43%, 01/03/34	300,000	263,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Banks 3.3% (continued)
Zions Bancorporation, 5.50%, 11/16/15	$140,000	$144,656

		2,111,512

Commercial Services & Supplies 2.5%
Algeco Scotsman Global Finance PLC, 10.75%, 10/15/19(b)	250,000	258,750
Ceridian Corp., 11.25%, 11/15/15	180,000	185,850
Clean Harbors, Inc., 5.25%, 08/01/20	75,000	77,437
ExamWorks Group, Inc., 9.00%, 07/15/19	425,000	461,125
FTI Consulting, Inc., 6.75%, 10/01/20	100,000	108,250
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.88%, 03/15/18	150,000	156,375
Premier Graphics, Inc., 11.50%, 12/01/05*(c)(d)	4,250,000	0
RR Donnelley & Sons Co., 7.88%, 03/15/21	100,000	104,250
ServiceMaster Co. 8.00%, 02/15/20	155,000	166,238
7.00%, 08/15/20(b)	100,000	103,500

		1,621,775

Communications Equipment 0.2%
Crown Castle International Corp., 5.25%, 01/15/23	150,000	152,625

Computers & Peripherals 0.6%
Seagate HDD Cayman 7.75%, 12/15/18	325,000	356,281
7.00%, 11/01/21	50,000	54,250

		410,531

Construction Materials 1.2%
Cemex SAB de CV, 5.88%, 03/25/19(b)	200,000	202,000
Hanson Ltd., 6.13%, 08/15/16	200,000	220,732
Vulcan Materials Co., 7.50%, 06/15/21	300,000	353,250

		775,982

Consumer Finance 4.1%
Ally Financial, Inc. 5.50%, 02/15/17	200,000	216,349
8.00%, 03/15/20	650,000	806,000
8.00%, 11/01/31	135,000	170,775
ILFC E-Capital Trust I, 4.68%, 12/21/65(a)(b)	195,000	170,625
International Lease Finance Corp. 8.75%, 03/15/17	220,000	258,775
3.88%, 04/15/18	150,000	149,625
7.13%, 09/01/18(b)	575,000	675,625
Springleaf Finance Corp., 6.90%, 12/15/17	240,000	241,200

		2,688,974

Containers & Packaging 2.4%
Ardagh Packaging Finance PLC 7.38%, 10/15/17(b)	200,000	219,000
9.13%, 10/15/20(b)	200,000	221,500
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 4.88%, 11/15/22(b)	200,000	197,500

Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23(b)	100,000	97,000
Graphic Packaging International, Inc. 7.88%, 10/01/18	120,000	132,300
4.75%, 04/15/21	125,000	126,563
Pactiv LLC, 8.13%, 06/15/17	175,000	183,750
Sealed Air Corp. 8.38%, 09/15/21(b)	240,000	274,800
5.25%, 04/01/23(b)	75,000	75,281

		1,527,694

Distributors 0.6%
Ferrellgas LP/Ferrellgas Finance Corp., 9.13%, 10/01/17	195,000	209,138
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.50%, 10/01/18	67,000	72,695
7.38%, 08/01/21	108,000	119,070

		400,903

Diversified Financial Services 1.8%
Bank of America Corp., Series L, 5.65%, 05/01/18	200,000	231,361
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 01/15/18	225,000	240,750
Interactive Data Corp., 10.25%, 08/01/18	25,000	28,375
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 7.38%, 04/01/20(b)	200,000	203,500
SquareTwo Financial Corp., 11.63%, 04/01/17	355,000	361,212

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Financial Services 1.8% (continued)
WEX, Inc., 4.75%, 02/01/23(b)	$75,000	$72,563

		1,137,761

Diversified Telecommunication Services 6.5%
CenturyLink, Inc., Series S, 6.45%, 06/15/21	230,000	243,800
CenturyLink, Inc., Series P, 7.60%, 09/15/39	75,000	72,750
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/01/15(b)	155,000	167,206
Embarq Corp., 8.00%, 06/01/36	75,000	78,953
Frontier Communications Corp. 8.50%, 04/15/20	275,000	311,438
9.00%, 08/15/31	230,000	237,475
Level 3 Communications, Inc., 11.88%, 02/01/19	190,000	222,775
Level 3 Financing, Inc., 10.00%, 02/01/18	485,000	535,925
Lynx II Corp., 6.38%, 04/15/23(b)	200,000	209,500
PAETEC Holding Corp., 9.88%, 12/01/18	400,000	459,000
Sable International Finance Ltd., 7.75%, 02/15/17(b)	125,000	132,813
Sprint Capital Corp. 6.90%, 05/01/19	175,000	192,062
8.75%, 03/15/32	175,000	208,688
UPCB Finance V Ltd., 7.25%, 11/15/21(b)	250,000	276,250
West Corp., 7.88%, 01/15/19	250,000	266,250
Wind Acquisition Finance SA 11.75%, 07/15/17(b)	270,000	286,200
7.25%, 02/15/18(b)	225,000	234,281
Windstream Corp., 7.75%, 10/01/21	75,000	81,750

		4,217,116

Electric Utilities 2.0%
AES Corp. 8.00%, 10/15/17	285,000	335,231
8.00%, 06/01/20	285,000	337,725
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, 12/01/20	300,000	340,125
11.75%, 03/01/22(b)	200,000	230,000
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20(b)	115,000	85,963

		1,329,044

Electrical Equipment 0.4%
Coleman Cable, Inc., 9.00%, 02/15/18	115,000	124,487
Kemet Corp., 10.50%, 05/01/18	100,000	104,250

		228,737

Electronic Equipment, Instruments & Components 0.9%
Flextronics International Ltd., 5.00%, 02/15/23(b)	100,000	99,750
Jabil Circuit, Inc., 8.25%, 03/15/18	150,000	180,375
Sanmina Corp., 7.00%, 05/15/19(b)	295,000	308,275

		588,400

Energy Equipment & Services 1.7%
Cie Generale de Geophysique - Veritas, 7.75%, 05/15/17	150,000	154,500
Expro Finance Luxembourg SCA, 8.50%, 12/15/16(b)	144,000	152,640
Helix Energy Solutions Group, Inc., 9.50%, 01/15/16(b)	272,000	279,480
Key Energy Services, Inc., 6.75%, 03/01/21	275,000	286,687
SESI LLC, 7.13%, 12/15/21	190,000	212,563

		1,085,870

Food & Staples Retailing 0.6%
Ingles Markets, Inc., 8.88%, 05/15/17	205,000	214,994
Rite Aid Corp., 9.25%, 03/15/20	150,000	169,312

		384,306

Food Products 1.0%
Agrokor DD, 8.88%, 02/01/20(b)	100,000	109,750
ARAMARK Corp., 5.75%, 03/15/20(b)	75,000	76,687
Michael Foods, Inc., 9.75%, 07/15/18	220,000	244,750
Viskase Cos., Inc., 9.88%, 01/15/18(b)	200,000	212,000

		643,187

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Gas Utilities 1.9%
Crosstex Energy LP, 8.88%, 02/15/18	$280,000	$303,100
El Paso Corp., 7.75%, 01/15/32	420,000	470,046
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.75%, 11/01/20	100,000	109,250
Martin Midstream Partners LP/Martin Midstream Finance Corp., 4.50%, 07/15/23	175,000	171,281
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21(b)	200,000	207,500

		1,261,177

Health Care Providers & Services 4.1%
Capella Healthcare, Inc., 9.25%, 07/01/17	55,000	59,537
CHS/Community Health Systems, Inc. 5.13%, 08/15/18	125,000	130,938
8.00%, 11/15/19	125,000	138,437
7.13%, 07/15/20	125,000	135,625
ConvaTec Healthcare E SA, 10.50%, 12/15/18(b)	400,000	445,000
HCA, Inc. 7.50%, 02/15/22	375,000	431,250
5.88%, 03/15/22	100,000	107,750
Hologic, Inc., 6.25%, 08/01/20	50,000	53,187
Multiplan, Inc., 9.88%, 09/01/18(b)	400,000	444,500
Omnicare, Inc., 7.75%, 06/01/20	42,000	46,515
Tenet Healthcare Corp. 8.88%, 07/01/19	175,000	196,875
8.00%, 08/01/20	160,000	176,600
6.88%, 11/15/31	75,000	68,625
United Surgical Partners International, Inc., 9.00%, 04/01/20	175,000	198,188

		2,633,027

Hotels, Restaurants & Leisure 6.3%
Caesars Entertainment Operating Co., Inc. 5.63%, 06/01/15	200,000	184,000
10.00%, 12/15/15	335,000	310,712
11.25%, 06/01/17	125,000	132,969
10.00%, 12/15/18	255,000	173,719
CityCenter Holdings LLC/CityCenter Finance Corp., 10.75%, 01/15/17	306,675	338,876
Diamond Resorts Corp., 12.00%, 08/15/18	390,000	430,950
MGM Resorts International 10.00%, 11/01/16	515,000	614,137
8.63%, 02/01/19	225,000	262,125
Royal Caribbean Cruises Ltd. 5.25%, 11/15/22	100,000	101,250
7.50%, 10/15/27	190,000	215,650
Shingle Springs Tribal Gaming Authority, 9.38%, 06/15/15(b)	490,000	488,162
Speedway Motorsports, Inc., 6.75%, 02/01/19(b)	75,000	80,063
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(b)	250,000	220,000
Yonkers Racing Corp., 11.38%, 07/15/16(b)	500,000	536,250

		4,088,863

Household Durables 0.9%
DR Horton, Inc., 4.38%, 09/15/22	200,000	196,500
Standard Pacific Corp. 10.75%, 09/15/16	115,000	142,600
8.38%, 01/15/21	125,000	147,969
Toll Brothers Finance Corp., 8.91%, 10/15/17	80,000	98,695

		585,764

Household Products 1.8%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 7.88%, 08/15/19	450,000	496,125
9.88%, 08/15/19	250,000	274,063
Spectrum Brands Escrow Corp. 6.38%, 11/15/20(b)	100,000	107,375
6.63%, 11/15/22(b)	75,000	81,375
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 02/15/16(e)	225,000	232,031

		1,190,969

Industrial Conglomerates 0.5%
Bombardier, Inc., 7.75%, 03/15/20(b)	150,000	172,500
RBS Global, Inc./Rexnord LLC, 8.50%, 05/01/18	140,000	153,475

		325,975

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Information Technology Services 1.4%
First Data Corp. 9.88%, 09/24/15	$160,000	$164,800
11.25%, 03/31/16	420,000	422,100
12.63%, 01/15/21	175,000	189,656
10.63%, 06/15/21(b)	100,000	101,125

		877,681

Insurance 1.1%
American General Institutional Capital, Series A, 7.57%, 12/01/45(b)	195,000	246,675
Liberty Mutual Group, Inc., 10.75%, 06/15/88(a)(b)	110,000	169,950
XL Group PLC, Series E, 6.50%, 04/15/17	315,000	307,912

		724,537

Internet Software & Services 0.6%
Equinix, Inc. 7.00%, 07/15/21	150,000	166,500
5.38%, 04/01/23	250,000	253,125

		419,625

Leisure Equipment & Products 0.1%
Brunswick Corp., 11.25%, 11/01/16(b)	80,000	88,701

Machinery 1.8%
Case New Holland, Inc., 7.88%, 12/01/17	300,000	351,000
Huntington Ingalls Industries, Inc. 6.88%, 03/15/18	95,000	103,312
7.13%, 03/15/21	100,000	108,750
Manitowoc Co., Inc. (The), 8.50%, 11/01/20	325,000	367,250
Severstal Columbus LLC, 10.25%, 02/15/18	200,000	216,500

		1,146,812

Marine 0.8%
Marquette Transportation Co./Marquette Transportation Finance Corp., 10.88%, 01/15/17	100,000	107,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.63%, 11/01/17	225,000	223,734
Navios Maritime Holdings, Inc./Navios Maritime Finance US Inc, 8.88%, 11/01/17	160,000	163,400

		494,134

Media 8.8%
AMC Entertainment, Inc., 9.75%, 12/01/20	180,000	207,675
Cablevision Systems Corp., 8.63%, 09/15/17	390,000	454,350
CCO Holdings LLC/CCO Holdings Capital Corp., 8.13%, 04/30/20	475,000	530,812
Clear Channel Communications, Inc. 10.75%, 08/01/16	220,000	169,950
9.00%, 12/15/19(b)	150,000	144,188
CSC Holdings LLC, 8.63%, 02/15/19	125,000	150,000
DISH DBS Corp., 7.88%, 09/01/19	675,000	799,875
Entravision Communications Corp., 8.75%, 08/01/17	189,000	205,065
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	475,000	521,906
Intelsat Luxembourg SA 11.25%, 02/04/17	655,000	697,575
6.75%, 06/01/18 (b)	50,000	51,500
7.75%, 06/01/21 (b)	150,000	152,625
McClatchy Co. (The), 9.00%, 12/15/22(b)	300,000	325,500
Nara Cable Funding Ltd., 8.88%, 12/01/18(b)	400,000	419,000
Nexstar Broadcasting, Inc./Mission Broadcasting Inc, 8.88%, 04/15/17	125,000	137,500
Nielsen Finance LLC/Nielsen Finance Co., 7.75%, 10/15/18	135,000	149,850
Ono Finance II PLC, 10.88%, 07/15/19(b)	150,000	155,250
Sinclair Television Group, Inc., 6.13%, 10/01/22(b)	100,000	104,750
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.25%, 07/15/19(b)	200,000	222,500
WMG Acquisition Corp., 6.00%, 01/15/21(b)	125,000	130,938

		5,730,809

Metals & Mining 3.6%
ArcelorMittal 4.25%, 08/05/15	125,000	129,919
6.75%, 02/25/22	200,000	218,573
7.50%, 10/15/39	100,000	102,750
Arch Coal, Inc. 8.75%, 08/01/16	100,000	104,000
9.88%, 06/15/19(b)	175,000	179,375
CONSOL Energy, Inc., 8.25%, 04/01/20	75,000	83,062
FMG Resources August 2006 Pty Ltd., 8.25%, 11/01/19(b)	150,000	161,813
Inmet Mining Corp., 8.75%, 06/01/20(b)	300,000	333,000
Murray Energy Corp., 10.25%, 10/15/15(b)	560,000	562,100
Novelis, Inc., 8.38%, 12/15/17	225,000	246,375
United States Steel Corp., 7.38%, 04/01/20	200,000	209,500

		2,330,467

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value

Multi-Utilities & Unregulated Power 2.1%
Calpine Corp. 7.25%, 10/15/17(b)	$150,000	$159,000
7.88%, 07/31/20(b)	180,000	197,100
NRG Energy, Inc. 7.63%, 05/15/19	105,000	113,400
8.50%, 06/15/19	350,000	384,125
8.25%, 09/01/20	425,000	479,719

		1,333,344

Office Electronics 0.8%
CDW LLC/CDW Finance Corp. 12.54%, 10/12/17	297,000	318,903
8.50%, 04/01/19	175,000	195,344

		514,247

Oil, Gas & Consumable Fuels 9.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 9.63%, 10/15/18	240,000	253,200
Antero Resources Finance Corp., 6.00%, 12/01/20(b)	325,000	339,625
Atwood Oceanics, Inc., 6.50%, 02/01/20	50,000	54,375
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 04/15/22	275,000	294,250
Chesapeake Energy Corp. 9.50%, 02/15/15	105,000	118,650
6.63%, 08/15/20	125,000	136,562
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19(b)	275,000	283,250
Comstock Resources, Inc., 8.38%, 10/15/17	35,000	37,188
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22(b)	125,000	127,812
EP Energy LLC/EP Energy Finance, Inc., 9.38%, 05/01/20	275,000	317,625
EPE Holdings LLC/EP Energy Bond Co., Inc., 8.87%, 12/15/17(b)	100,000	105,000
Forest Oil Corp., 7.25%, 06/15/19	535,000	535,000
Hilcorp Energy I LP/Hilcorp Finance Co. 8.00%, 02/15/20(b)	85,000	93,288
7.63%, 04/15/21(b)	125,000	137,500
Linn Energy LLC/Linn Energy Finance Corp. 6.50%, 05/15/19	200,000	209,250
8.63%, 04/15/20	10,000	11,025
7.75%, 02/01/21	240,000	257,400
Midstates Petroleum Co., Inc./Midstates Petroleum Co LLC, 10.75%, 10/01/20(b)	300,000	333,000
Offshore Group Investment Ltd., 7.50%, 11/01/19(b)	450,000	477,000
PetroBakken Energy Ltd., 8.63%, 02/01/20(b)	225,000	229,500
Quicksilver Resources, Inc. 11.75%, 01/01/16	140,000	142,800
7.13%, 04/01/16	350,000	295,750
9.13%, 08/15/19	75,000	69,000
Range Resources Corp. 7.25%, 05/01/18	175,000	182,000
8.00%, 05/15/19	100,000	109,500
5.75%, 06/01/21	140,000	150,150
Samson Investment Co., 9.75%, 02/15/20(b)	150,000	159,375
SandRidge Energy, Inc. 8.75%, 01/15/20	110,000	118,525
7.50%, 02/15/23	190,000	197,125
Swift Energy Co., 7.88%, 03/01/22	75,000	78,375
Whiting Petroleum Corp., 6.50%, 10/01/18	250,000	268,750

		6,121,850

Paper & Forest Products 1.5%
Boise Paper Holdings LLC, 9.00%, 11/01/17	70,000	75,425
Clearwater Paper Corp. 7.13%, 11/01/18	125,000	135,937
4.50%, 02/01/23(b)	25,000	24,500
Domtar Corp., 10.75%, 06/01/17	85,000	109,636
Masco Corp., 7.13%, 03/15/20	150,000	175,113
Mercer International, Inc., 9.50%, 12/01/17	205,000	223,963
Smurfit Kappa Acquisitions, 4.88%, 09/15/18(b)	200,000	204,000

		948,574

Personal Products 0.2%
Revlon Consumer Products Corp., 5.75%, 02/15/21(b)	100,000	100,375

Pharmaceuticals 1.1%
Grifols, Inc., 8.25%, 02/01/18	290,000	319,000
Sky Growth Acquisition Corp., 7.38%, 10/15/20(b)	75,000	79,312
Valeant Pharmaceuticals International, 7.00%, 10/01/20(b)	295,000	317,863

		716,175

Real Estate Investment Trusts (REITs) 1.4%
DuPont Fabros Technology LP, 8.50%, 12/15/17	450,000	483,750
Felcor Lodging LP, 6.75%, 06/01/19	165,000	179,025

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Nationwide High Yield Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value

Real Estate Investment Trusts (REITs) 1.4% (continued)
Geo Group, Inc. (The), 5.13%, 04/01/23(b)	75,000	75,750
Host Hotels & Resorts LP, 4.75%, 03/01/23	175,000	188,125

		926,650

Real Estate Management & Development 0.5%
CBRE Services, Inc., 5.00%, 03/15/23	175,000	176,969
Realogy Group LLC, 7.88%, 02/15/19(b)	150,000	164,250

		341,219

Road & Rail 0.9%
Avis Budget Car Rental LLC, 9.63%, 03/15/18	100,000	112,876
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, 04/01/23(b)	100,000	99,750
CHC Helicopter SA, 9.25%, 10/15/20	125,000	132,891
Hertz Corp. (The), 5.88%, 10/15/20	100,000	105,500
United Rentals North America, Inc., 6.13%, 06/15/23	150,000	160,500

		611,517

Semiconductors & Semiconductor Equipment 0.6%
Freescale Semiconductor, Inc. 10.13%, 03/15/18(b)	110,000	121,825
9.25%, 04/15/18(b)	115,000	126,213
10.75%, 08/01/20	101,000	114,635

		362,673

Software 1.5%
Brocade Communications Systems, Inc., 6.88%, 01/15/20	50,000	54,750
Epicor Software Corp., 8.63%, 05/01/19	200,000	216,500
IMS Health, Inc., 6.00%, 11/01/20(b)	100,000	104,250
Infor US, Inc. 11.50%, 07/15/18	75,000	88,125
9.38%, 04/01/19	175,000	198,406
MedAssets, Inc., 8.00%, 11/15/18	300,000	327,750

		989,781

Specialty Retail 2.2%
Burlington Coat Factory Warehouse Corp., 10.00%, 02/15/19	275,000	305,250
Burlington Holdings LLC/Burlington Holding Finance, Inc., 9.75%, 02/15/18(b)	100,000	101,500
Coinstar, Inc., 6.00%, 03/15/19(b)	75,000	76,687
Ltd. Brands, Inc. 8.50%, 06/15/19	155,000	190,262
5.63%, 02/15/22	100,000	106,000
7.60%, 07/15/37	100,000	107,625
Party City Holdings, Inc., 8.88%, 08/01/20(b)	150,000	164,625
Petco Animal Supplies, Inc., 9.25%, 12/01/18(b)	195,000	214,988
Petco Holdings, Inc., 9.25%, 10/15/17(b)	150,000	154,688

		1,421,625

Wireless Telecommunication Services 2.4%
Cricket Communications, Inc., 7.75%, 05/15/16	175,000	182,657
MetroPCS Wireless, Inc., 6.63%, 04/01/23(b)	150,000	153,000
Sprint Nextel Corp. 6.00%, 12/01/16	335,000	363,475
9.13%, 03/01/17	150,000	177,375
8.38%, 08/15/17	390,000	453,862
9.00%, 11/15/18 (b)	135,000	166,894
11.50%, 11/15/21	45,000	63,000

		1,560,263

Total Corporate Bonds (cost $59,081,883)		62,442,325

Yankee Dollar 0.5%

	Principal Amount	Market Value

Commercial Banks 0.5%
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	325,000	336,147

Total Yankee Dollar (cost $329,435)		336,147

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Nationwide High Yield Bond Fund

Common Stock 0.0%

	Shares	Market Value

Hotels, Restaurants & Leisure 0.0%†
American Restaurant Group, Inc. *(d)(f)	972	$0

Total Common Stock (cost $–)		0

Warrant 0.0%

	Number of Warrants	Market Value

Aerospace & Defense 0.0%†
Sabreliner Corp., expiring at exercise price of $0.01 on 6/8/2018*(d)(f)	8,400	0

Total Warrant (cost $–)		0

Mutual Fund 1.0%

	Shares	Market Value

Money Market Fund 1.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.14%(g)	662,360	662,360

Total Mutual Fund (cost $662,360)		662,360

Total Investments (cost $60,369,711)(h) — 98.2%		63,769,474
Other assets in excess of liabilities — 1.8%		1,175,167

NET ASSETS — 100.0%		$64,944,641

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Nationwide High Yield Bond Fund

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2013. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2013 was $20,332,211 which represents 31.30% of net assets.
(c)	Security in default.
(d)	Fair Valued Security.
(e)	PIK - Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
(f)	Illiquid Security.
(g)	Represents 7-day effective yield as of March 31, 2013.
(h)	At March 31, 2013, the tax basis cost of the Fund’s investments was $60,369,711, tax unrealized appreciation and depreciation were $3,691,354 and $(291,591), respectively.
†	Amount rounds to less than 0.1%.

ASA	Stock Corporation
BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SCA	Limited partnership with share capital
ULC	Unlimited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2013 (Unaudited)

Nationwide High Yield Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Board of Trustees has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations.

The FVC follows guidelines approved by the Board of Trustees to make fair value determinations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Fair value determinations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The fair value of such securities is determined by taking into account relevant factors and surrounding circumstances, including but not limited to the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2013. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stock	$—	$—	$—	$—
Commercial Mortgage Backed Securities	—	328,642	—	328,642
Corporate Bonds	—	62,442,325	—	62,442,325
Mutual Fund	662,360	—	—	662,360
Warrant	—	—	—	—
Yankee Dollar	—	336,147	—	336,147

Total	$662,360	$63,107,114	$—	$63,769,474

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended March 31, 2013, there were no transfers between Level 1, Level 2 or Level 3.

During the period ended March 31, 2013, the Fund held one common stock and one warrant investment that were categorized as Level 3 investments which were valued at zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	May 24, 2013

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	May 24, 2013